Allowance for Credit Losses - Allowance by Portfolio Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan and lease losses, January 1	$ 17,428	$ 24,179	$ 33,783
Loans and leases charged off	(7,026)	(10,369)	(17,672)
Recoveries of loans and leases previously charged off	2,643	2,472	2,764
Net charge-offs	(4,383)	(7,897)	(14,908)
Provision for loan and lease losses	2,231	3,574	8,310
Other	(47)	(92)	(186)
Allowance for loan and lease losses, December 31	14,419	17,428	24,179
Reserve for unfunded lending commitments, January 1	17,912	24,692
Provision for unfunded lending commitments	2,275	3,556	8,169
Reserve for unfunded lending commitments, December 31	14,947	17,912	24,692
Allowance for credit losses	14,947	17,912	24,692
Consumer Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan and lease losses, January 1	8,518	14,933	21,079
Loans and leases charged off	(2,219)	(3,766)	(7,849)
Recoveries of loans and leases previously charged off	1,426	879	496
Net charge-offs	(793)	(2,887)	(7,353)
Provision for loan and lease losses	(976)	(1,124)	4,073
Other	(4)	(68)	(46)
Allowance for loan and lease losses, December 31	5,935	8,518	14,933
Reserve for unfunded lending commitments, January 1	8,518	14,933
Reserve for unfunded lending commitments, December 31	5,935	8,518	14,933
Allowance for credit losses	5,935	8,518	14,933
Valuation allowance	1,652	2,493
Credit card and other consumer
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan and lease losses, January 1	4,905	6,140	8,569
Loans and leases charged off	(4,149)	(5,495)	(7,727)
Recoveries of loans and leases previously charged off	871	1,141	1,519
Net charge-offs	(3,278)	(4,354)	(6,208)
Provision for loan and lease losses	2,458	3,139	3,899
Other	(38)	(20)	(120)
Allowance for loan and lease losses, December 31	4,047	4,905	6,140
Reserve for unfunded lending commitments, January 1	4,905	6,140
Reserve for unfunded lending commitments, December 31	4,047	4,905	6,140
Allowance for credit losses	4,047	4,905	6,140
Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Allowance for loan and lease losses, January 1	4,005	3,106	4,135
Loans and leases charged off	(658)	(1,108)	(2,096)
Recoveries of loans and leases previously charged off	346	452	749
Net charge-offs	(312)	(656)	(1,347)
Provision for loan and lease losses	749	1,559	338
Other	(5)	(4)	(20)
Allowance for loan and lease losses, December 31	4,437	4,005	3,106
Reserve for unfunded lending commitments, January 1	4,489	3,619
Reserve for unfunded lending commitments, December 31	4,965	4,489	3,619
Allowance for credit losses	4,965	4,489	3,619
Receivables Acquired with Deteriorated Credit Quality
Allowance for Loan and Lease Losses [Roll Forward]
Loans and leases charged off	(810)	(2,336)	(2,820)
Provision for loan and lease losses	(31)	(707)	(103)
Valuation allowance	1,652	2,493	5,500
Receivables Acquired with Deteriorated Credit Quality | Consumer Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Loans and leases charged off	(810)	(2,336)	(2,820)
Receivables Acquired with Deteriorated Credit Quality | Credit card and other consumer
Allowance for Loan and Lease Losses [Roll Forward]
Loans and leases charged off	0	0	0
Receivables Acquired with Deteriorated Credit Quality | Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Loans and leases charged off	0	0	0
Unfunded loan commitments
Allowance for Loan and Lease Losses [Roll Forward]
Other		(11)	(60)
Reserve for unfunded lending commitments, January 1	484	513	714
Provision for unfunded lending commitments	44	(18)	(141)
Reserve for unfunded lending commitments, December 31	528	484	513
Allowance for credit losses	528	484	513
Unfunded loan commitments | Consumer Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Other		0	0
Reserve for unfunded lending commitments, January 1	0	0	0
Provision for unfunded lending commitments	0	0	0
Reserve for unfunded lending commitments, December 31	0	0	0
Allowance for credit losses	0	0	0
Unfunded loan commitments | Credit card and other consumer
Allowance for Loan and Lease Losses [Roll Forward]
Other		0	0
Reserve for unfunded lending commitments, January 1	0	0	0
Provision for unfunded lending commitments	0	0	0
Reserve for unfunded lending commitments, December 31	0	0	0
Allowance for credit losses	0	0	0
Unfunded loan commitments | Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Other		(11)	(60)
Reserve for unfunded lending commitments, January 1	484	513	714
Provision for unfunded lending commitments	44	(18)	(141)
Reserve for unfunded lending commitments, December 31	528	484	513
Allowance for credit losses	$ 528	$ 484	$ 513